Derivative Instruments - Effects of Derivatives Not Designated as Hedges (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		$ (5.7)	$ (2.3)	$ (21.1)	$ 52.0
Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	$ 0.0					$ (15.3)
Index options
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		(0.8)	65.4	84.3	170.0
Index options | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	(33.2)					(23.9)
Embedded derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		14.6	(65.1)	(84.5)	(118.6)
Embedded derivatives | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	29.4					6.9
Total return swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		(19.5)	(4.3)	(22.8)	(4.3)
Total return swaps | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	0.0					0.0
Other derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		$ 0.0	$ 1.7	$ 1.9	$ 4.9
Other derivatives | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	$ 3.8					$ 1.7